Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 1,620,005	$ 145,478
Accounts receivable	445,432	401,580
Inventory	899,702	968,818
Cost of deferred product revenue	47,639
Prepaid expenses and other current assets	63,234	19,773
Total current assets	3,076,012	1,535,649
Property and equipment, net	1,287,115	1,218,830
Software license inventory	1,137,500
Deferred financing costs	24,219	214,469
Other assets	26,900	61,481
Total assets	5,551,746	3,030,429
Current liabilities:
Accounts payable	1,961,195	4,037,168
Accrued compensation	278,124	1,011,413
Accrued interest		971,733
Other accrued liabilities	1,177,142	2,015,046
Derivative liability	789
Related party deferred license revenue	650,000	2,600,000
Deferred product revenue	112,725
Convertible notes payable, net of unamortized discount of $117,405		3,953,595
Total current liabilities	4,179,975	14,588,955
Related party deferred revenue		1,396,374
Related party accrued interest		799,102
Other accrued liabilities	574,722	209,143
Related party convertible notes payable, net of unamortized discount of $0 and $432,706 at December 31, 2012 and 2011, respectively	4,338,601	4,377,294
Convertible notes payable, net of unamortized discount discount of $0 and $316,610 at December 31, 2012 and 2011, respectively	2,000,000	3,308,390
Junior secured notes payable, net of unamortized discount of $2,804,451 and $2,805,686 at December 31, 2012 and December 31, 2011, respectively	195,549	194,314
Total liabilities	11,288,847	24,873,572
Commitments and contingencies (Notes 5, 8, 10 and 11)
Stockholders' deficit:
Series A convertible preferred stock; $.01 par value; 8,000,000 shares authorized, 7,965,000 shares issued and outstanding at December 31, 2011		7,965,000
Common stock, $.01 par value; at December 31, 2012, 100,000,000, 48,418,830 and 48,093,000 shares authorized, issued, and outstanding, respectively; at December 31, 2011, 70,000,000 16,410,820, and 16,084,990 shares authorized, issued, and outstanding, respectively	484,187	164,108
Additional paid-in capital	60,953,692	31,495,593
Treasury stock, at cost, 325,830 common shares	(1,679,234)	(1,679,234)
Accumulated deficit	(65,495,746)	(59,788,610)
Total stockholders' deficit	(5,737,101)	(21,843,143)
Total liabilities and stockholders' deficit	$ 5,551,746	$ 3,030,429